FEES AND COMMISSIONS (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee and commission income
Fees and commissions for lines of credits and overdrafts	$ 6,624	$ 7,413	$ 5,754
Fees and commissions for guarantees and letters of credit	33,654	33,882	35,911
Fees and commissions for card services	218,903	201,791	195,566
Fees and commissions for management of accounts	33,865	31,901	31,540
Fees and commissions for collections and payments	40,077	44,312	31,376
Fees and commissions for intermediation and management of securities	10,147	10,090	9,304
Insurance brokerage fees	39,949	36,430	40,882
Office banking	15,921	15,669	14,145
Fees for other services rendered	45,633	43,123	38,038
Other fees earned	39,690	30,947	28,668
Total	484,463	455,558	431,184
Fee and commission expense
Compensation for card operation	(163,794)	(149,809)	(143,509)
Fees and commissions for securities transactions	(936)	(858)	(946)
Office banking	(4,096)	(15,283)	(14,671)
Other fees	(24,752)	(10,545)	(17,634)
Total	(193,578)	(176,495)	(176,760)
Net fees and commissions income	$ 290,885	$ 279,063	$ 254,424